Customers and other Accounts Receivable - Summary of Reconciliation for Impaired Accounts Receivable (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Trade and Other Receivables [Line Items]
Impairment accounts receivable	$ (447,441)	$ 582,855
Domestic customers [member]
Trade and Other Receivables [Line Items]
Balance at the beginning of the year	(1,409,014)	(951,932)
Impairment accounts receivable	308,828	(501,672)
Balance at the end of the year		(1,409,014)
Domestic customers [member] | From prior years [member]
Trade and Other Receivables [Line Items]
Balance at the beginning of the year	(1,409,014)
Balance at the end of the year	(1,100,186)	(1,409,014)
Domestic customers [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Trade and Other Receivables [Line Items]
Balance at the beginning of the year		44,590
Domestic customers [member] | Adjusted Balance [member]
Trade and Other Receivables [Line Items]
Balance at the beginning of the year	(1,409,014)	(907,342)
Balance at the end of the year		(1,409,014)
Export customers [member]
Trade and Other Receivables [Line Items]
Balance at the beginning of the year	(321,438)
Amount used	345,354
Translation effects	26,941
Impairment accounts receivable	(233,680)	21,014
Balance at the end of the year	(182,823)	(321,438)
Export customers [member] | From prior years [member]
Trade and Other Receivables [Line Items]
Balance at the beginning of the year	(321,438)	(272,813)
Balance at the end of the year		(321,438)
Export customers [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Trade and Other Receivables [Line Items]
Balance at the beginning of the year		(69,639)
Export customers [member] | Adjusted Balance [member]
Trade and Other Receivables [Line Items]
Balance at the beginning of the year	$ (321,438)	(342,452)
Balance at the end of the year		$ (321,438)